Income Taxes - Summary of Changes in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 41.2	$ 45.9	$ 41.7
Increases resulting from tax positions taken during a prior period	5.8	20.0	20.5
Decreases resulting from tax positions taken during a prior period	(7.7)	(18.0)	(2.1)
Increases/(decreases) resulting from tax positions taken during the current period	28.1	11.3	(9.1)
Decreases related to settlements with taxing authorities	(7.7)	(14.7)
Increases related to settlements with taxing authorities			0.4
Reductions related to the lapse of statute of limitations	(3.7)	(3.3)	(5.5)
Unrecognized tax benefits at end of year	$ 56.0	$ 41.2	$ 45.9